UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Longbow Capital Partners, L.P.

Address:   598 Madison Avenue
           New York, New York 10022


Form 13F File Number: 028-11083


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Fitzgerald III
Title:  Managing Member
Phone:  (212) 245-3700

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Fitzgerald III       New York, New York                 2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              29

Form 13F Information Table Value Total:     $   195,546
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                               SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP    VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ADA ES INC                   COM            005208103      859   77,011 SH       SOLE                 77,011      0    0
ALCOA INC                    COM            013817101    2,709  176,043 SH       SOLE                176,043      0    0
ALLETE INC                   COM            018522300    4,433  118,963 SH       SOLE                118,963      0    0
ALLIANT ENERGY CORP          COM            018802108    5,880  159,900 SH       SOLE                159,900      0    0
AMERICAN RAILCAR INDS INC    COM            02916P103    3,056  138,077 SH       SOLE                138,077      0    0
AMERICAN WTR WKS CO INC NEW  COM            030420103    4,377  173,080 SH       SOLE                173,080      0    0
AVISTA CORP                  COM            05379B107    4,407  195,705 SH       SOLE                195,705      0    0
CARRIZO OIL & CO INC         COM            144577103      328    9,500 SH       SOLE                  9,500
CONSOL ENERGY INC            COM            20854P109      117    2,400 SH       SOLE                  2,400      0    0
DOMINION RES INC VA NEW      COM            25746U109   14,578  341,253 SH       SOLE                341,253      0    0
DTE ENERGY CO                COM            233331107    8,791  193,970 SH       SOLE                193,970      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857    1,986   16,535 SH       SOLE                 16,535      0    0
FREIGHTCAR AMER INC          COM            357023100    1,143   39,500 SH       SOLE                 39,500      0    0
GREENBRIER COS INC           COM            393657101    1,145   54,560 SH       SOLE                 54,560      0    0
HAWAIIAN ELEC INDUSTRIES     COM            419870100    5,940  260,637 SH       SOLE                260,637      0    0
INTERNATIONAL COAL GRP INC N COM            45928H106    1,604  207,266 SH       SOLE                207,266      0    0
ITC HLDGS CORP               COM            465685105   17,576  283,581 SH       SOLE                283,581
INTEGRYS ENERGY GROUP INC    COM            45822P105    5,860  120,800 SH       SOLE                120,800      0    0
LACLEDE GROUP INC            COM            505597104    2,885   78,965 SH       SOLE                 78,965      0    0
MYR GROUP INC DEL            COM            55405W104    2,536  120,750 SH       SOLE                120,750      0    0
NATIONAL FUEL GAS CO N J     COM            636180101   23,379  356,285 SH       SOLE                356,285      0    0
OGE ENERGY CORP              COM            670837103   14,559  319,707 SH       SOLE                319,707      0    0
ONEOK INC NEW                COM            682680103   22,239  400,922 SH       SOLE                400,922      0    0
PROGRESS ENERGY INC          COM            743263105    8,796  202,300 SH       SOLE                202,300      0    0
SPECTRA ENERGY CORP          COM            847560109   13,554  542,365 SH       SOLE                542,365      0    0
UGI CORP NEW                 COM            902681105   14,998  474,910 SH       SOLE                474,910      0    0
WABASH NATL CORP             COM            929566107      173   14,600 SH       SOLE                 14,600      0    0
WESTAR ENERGY INC            COM            95709T100    7,608  302,368 SH       SOLE                302,368      0    0
WILLBROS GROUP INC DEL       COM            969203108       30    3,097 SH       SOLE                  3,097      0    0